Financial Risk Management - Exposure to Commodity Price Risk (Parenthetical) (Detail) lb in Millions	12 Months Ended
	Dec. 31, 2018 lb	Dec. 31, 2017 lb
Disclosure of commodity price risk for financial instruments [line items]
Assumed percentage of copper price increases or decrease	10.00%
Copper in concentrate exposed to price movements	20	16
USD [member]
Disclosure of commodity price risk for financial instruments [line items]
US dollar increase in commodity price per lb of copper	0.27	0.33
Closing exchange rate	1.36	1.25